Supplement dated March 21, 2024, to the Statutory Prospectus dated May 1, 2023 for the following variable universal life policies:

Issued by Pacific Life Insurance Company	Issued by Pacific Life & Annuity Company

Pacific Select Exec

Pacific Select Exec II

Pacific Select Exec II (2004)

Pacific Select Exec III

Pacific Select Exec IV

Pacific Select Exec V

M's Versatile Product

M’s Versatile Product (2004)

MVP VUL Accumulator

M's Versatile Product VI

M's Versatile Product VII

M's Versatile Product VIII

M's Versatile Product IX

M's Versatile Product - Survivorship II

MVP VUL 10

MVP VUL 10 LTP

MVP VUL Survivorship 3

Pacific Select Performer 500

Pacific Select Estate Preserver VI

Pacific Prime VUL

Pacific Select VUL

Pacific Select VUL - Accumulation,

Pacific Select Excel Survivorship VUL

Pacific Select Survivorship VUL

Pacific Select Exec V NY

The purpose of this supplement is to announce various underlying fund changes. This supplement must be preceded or accompanied by the Statutory Prospectus for your Policy, as supplemented. Capitalized terms used in this supplement are defined in your Prospectus unless otherwise defined herein. "We'', "us'', or "our" refer to Pacific Life Insurance Company or Pacific Life & Annuity Company, as applicable; "you" or "your" refer to the Policy Owner. You can obtain a copy of the current Prospectus by contacting us at (800) 347-7787. Please retain this supplement for future reference.

The purpose of this supplement is to notify Policy Owners of an upcoming underlying fund substitution (the “Substitution”). On or about May 1, 2024 (the “Substitution Date”), in accordance with standards of the U.S. Securities and Exchange Commission, shares of the following “Current Portfolio” will be substituted for shares of the following “Replacement Portfolio,” as set forth in the table below:

Current Portfolio	Replacement Portfolio
ClearBridge Variable Aggressive Growth Portfolio Class II	American Funds IS Growth Fund Class 4

On the Substitution Date, all Accumulated Value in any Subaccount investing in a Current Portfolio will automatically be reallocated to the Subaccount investing in the corresponding Replacement Portfolio. After the Substitution Date, no new allocations may be made to the Subaccounts investing in the Current Portfolios, and such Subaccounts will no longer be available for investment under the Policy.

Your Accumulated Value immediately prior to the Substitution will equal your Accumulated Value immediately after the Substitution. There will be no tax consequences for you as a result of the Substitution. The Substitution will be performed at no cost to you. The Policy’s fees and charges will not increase as a result of the Substitution. Your rights and our obligations under the Policy will not be altered in any way.

You may reallocate Accumulated Value in the Subaccounts investing in the Current Portfolios for thirty (30) calendar days prior to the Substitution Date, or from the Subaccounts investing in the Replacement Portfolios within thirty (30) calendar days after the Substitution Date. Neither the Substitution, nor any transfer of Accumulated Value as described above, will count against any limit on free transfers that you are permitted to make each year. All other transfers are subject to limitations as described in your Policy Prospectus. Any standing instructions or investment restrictions applicable to your Policy that include a Subaccount investing in a Current Portfolio will be automatically updated to include the Subaccount investing in the corresponding Replacement Portfolio.

Please work with your financial professional to determine if your existing allocation instructions should be changed before or after the Substitution Date. You may submit a transfer request to us electronically by signing into your account at www.PacificLife.com, by telephone at (800) 347-7787, or by using any other means described in the Policy Prospectus. Please see ADDITIONAL INFORMATION – Inquiries and Submitting Forms and Requests in the Policy Prospectus for details.

Copies of the Replacement Portfolio’s prospectus accompany this Supplement. You should read them carefully.

Any references to the Current Portfolio are deleted from the Policy Prospectus after the Substitution Date.

Form No.	15-53265-00

85-53266-00

Supplement dated March 21, 2024, to the Statutory Prospectus dated May 1, 2023 for the following variable universal life policies:

Issued by Pacific Life Insurance Company	Issued by Pacific Life & Annuity Company

Pacific Select Exec

Pacific Select Exec II

Pacific Select Exec II (2004)

Pacific Select Exec III

Pacific Select Exec IV

Pacific Select Exec V

M's Versatile Product

M’s Versatile Product (2004)

MVP VUL Accumulator

M's Versatile Product VI

M's Versatile Product VII

M's Versatile Product VIII

M's Versatile Product IX

M's Versatile Product - Survivorship II

MVP VUL 10

MVP VUL 10 LTP

MVP VUL Survivorship 3

Pacific Select Performer 500

Pacific Select Estate Preserver VI

Pacific Prime VUL

Pacific Select VUL

Pacific Select VUL - Accumulation

Pacific Select Excel Survivorship VUL

Pacific Select Survivorship VUL

Pacific Select Exec V NY

The purpose of this supplement is to announce various underlying fund changes. This supplement must be preceded or accompanied by the Statutory Prospectus for your Policy, as supplemented. Capitalized terms used in this supplement are defined in your Prospectus unless otherwise defined herein. "We'', "us'', or "our" refer to Pacific Life Insurance Company or Pacific Life & Annuity Company, as applicable; "you" or "your" refer to the Policy Owner. You can obtain a copy of the current Prospectus by contacting us at (800) 347-7787. Please retain this supplement for future reference.

The purpose of this supplement is to notify Policy Owners of upcoming underlying fund substitution (the “Substitution”). On or about May 1, 2024 (the “Substitution Date”), in accordance with standards of the U.S. Securities and Exchange Commission, shares of the following “Current Portfolio” will be substituted for shares of the following “Replacement Portfolio,” as set forth in the table below:

Current Portfolio	Replacement Portfolio
State Street Total Return V.I.S. Fund Class 3	American Funds IS Asset Allocation Fund Class 4

On the Substitution Date, all Accumulated Value in any Subaccount investing in a Current Portfolio will automatically be reallocated to the Subaccount investing in the corresponding Replacement Portfolio. After the Substitution Date, no new allocations may be made to the Subaccounts investing in the Current Portfolio, and such Subaccounts will no longer be available for investment under the Policy.

Your Accumulated Value immediately prior to the Substitution will equal your Accumulated Value immediately after the Substitution. There will be no tax consequences for you as a result of the Substitution. The Substitution will be performed at no cost to you. The Policy’s fees and charges will not increase as a result of the Substitution. Your rights and our obligations under the Policy will not be altered in any way.

You may reallocate Accumulated Value in the Subaccounts investing in the Current Portfolio for thirty (30) calendar days prior to the Substitution Date, or from the Subaccounts investing in the Replacement Portfolio within thirty (30) calendar days after the

Substitution Date. Neither the Substitution, nor any transfer of Accumulated Value as described above, will count against any limit on free transfers that you are permitted to make each year. All other transfers are subject to limitations as described in your Policy Prospectus. Any standing instructions or investment restrictions applicable to your Policy that include a Subaccount investing in a Current Portfolio will be automatically updated to include the Subaccount investing in the corresponding Replacement Portfolio.

Please work with your financial professional to determine if your existing allocation instructions should be changed before or after the Substitution Date. You may submit a transfer request to us electronically by signing into your account at www.PacificLife.com, by telephone at (800) 347-7787, or by using any other means described in the Policy Prospectus. Please see ADDITIONAL INFORMATION – Inquiries and Submitting Forms and Requests in the Policy Prospectus for details.

Copies of the Replacement Portfolio’s prospectus accompany this Supplement. You should read them carefully.

Any references to the Current Portfolio are deleted from the Policy Prospectus after the Substitution Date.

Form No.	15-53270-00

85-53294-00